Expense Example, No Redemption - Class ACIS - DWS ESG International Core Equity Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 696
3 Years	1,304
5 Years	1,936
10 Years	3,627
Class C
Expense Example, No Redemption:
1 Year	204
3 Years	994
5 Years	1,804
10 Years	3,751
INST Class
Expense Example, No Redemption:
1 Year	103
3 Years	692
5 Years	1,308
10 Years	2,971
Class S
Expense Example, No Redemption:
1 Year	108
3 Years	713
5 Years	1,345
10 Years	$ 3,047